UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21563

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Short Duration Diversified Income Fund (EVG)
Semiannual Report
April 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2023
Eaton Vance
Short Duration Diversified Income Fund

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Performance

Portfolio Manager(s) Catherine C. McDermott, Andrew Szczurowski, CFA, Eric Stein, CFA, Akbar A. Causer and Federico Sequeda, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	02/28/2005	7.23%	(0.22)%	1.28%	2.69%
Fund at Market Price	—	(2.19)	(0.18)	1.84	2.09

Bloomberg U.S. Aggregate Bond Index	—	6.91%	(0.43)%	1.18%	1.32%
Blended Index	—	5.81	1.20	1.25	—
% Premium/Discount to NAV[3]
As of period end	(7.39)%
Distributions [4]
Total Distributions per share for the period	$0.523
Distribution Rate at NAV	8.52%
Distribution Rate at Market Price	9.20
% Total Leverage[5]
Borrowings	12.77%
Derivatives	19.20
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Fund Profile

Asset Allocation (% of total investments)[1]
Footnotes:
[1]	Including the Fund’s use of leverage, Asset Allocation as a percentage of the Fund’s net assets amounted to 135.3%.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified Spread Index is the spread component of the J.P. Morgan EMBI Global Diversified. J.P. Morgan EMBI Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. The J.P. Morgan EMBI Global Diversified Spread Index commenced on July 27, 2016; accordingly the Ten Years return is not available. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. The Blended Index consists of 33.33% Morningstar® LSTA® US Leveraged Loan IndexSM, 33.33% ICE BofA U.S. Mortgage-Backed Securities Index and 33.34% J.P. Morgan EMBI Global Diversified Spread Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, if applicable, the returns would be lower.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	The Fund employs leverage through derivatives and borrowings. Total leverage is shown as a percentage of the Fund’s aggregate net assets plus the absolute notional value of long and short derivatives and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund’s Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund’s By-Laws from the Control Share Provisions of the Fund’s By-Laws.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 16.9%
Security	Principal Amount (000's omitted)	Value
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.17%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	$2,000	$ 1,702,412
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.039%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	1,000	797,044
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.714%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	823,860
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 11.751%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,634,402
Series 2014-4RA, Class D, 10.91%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,000	810,466
Series 2015-5A, Class DR, 11.95%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	818,774
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.905%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,440	1,219,066
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.50%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	861,130
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,250	1,110,133
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.25%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,000	1,686,018
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 11.00%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	2,000	1,662,535
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 11.355%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	3,000	2,748,978
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 11.181%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	3,000	2,711,167
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	708	641,185
Palmer Square CLO, Ltd., Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,810,096
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 11.26%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	2,000	1,775,584
Voya CLO, Ltd., Series 2015-3A, Class DR, 11.51%, (3 mo. SOFR + 6.46%), 10/20/31(1)(2)	2,000	1,500,886
Total Asset-Backed Securities (identified cost $27,934,053)		$ 24,313,736

Collateralized Mortgage Obligations — 9.0%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$483	$ 433,584
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	156	157,843
Series 2167, Class BZ, 7.00%, 6/15/29	144	146,742
Series 2182, Class ZB, 8.00%, 9/15/29	237	245,397
Series 4273, Class PU, 4.00%, 11/15/43	420	392,877
Series 5035, Class AZ, 2.00%, 11/25/50	547	293,917
Interest Only:(4)
Series 362, Class C7, 3.50%, 9/15/47	1,064	189,331
Series 2631, Class DS, 2.152%, (7.10% - 1 mo. USD LIBOR), 6/15/33(5)	204	6,396
Series 2770, Class SH, 2.152%, (7.10% - 1 mo. USD LIBOR), 3/15/34(5)	537	70,357
Series 2981, Class CS, 1.772%, (6.72% - 1 mo. USD LIBOR), 5/15/35(5)	293	22,355
Series 3114, Class TS, 1.702%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	524	25,527
Series 3339, Class JI, 1.642%, (6.59% - 1 mo. USD LIBOR), 7/15/37(5)	916	103,196
Series 4109, Class ES, 1.202%, (6.15% - 1 mo. USD LIBOR), 12/15/41(5)	31	3,905
Series 4163, Class GS, 1.252%, (6.20% - 1 mo. USD LIBOR), 11/15/32(5)	1,385	102,898
Series 4169, Class AS, 1.302%, (6.25% - 1 mo. USD LIBOR), 2/15/33(5)	762	53,741
Series 4180, Class GI, 3.50%, 8/15/26	25	61
Series 4203, Class QS, 1.302%, (6.25% - 1 mo. USD LIBOR), 5/15/43(5)	711	52,632
Series 4370, Class IO, 3.50%, 9/15/41	82	2,179
Series 4497, Class CS, 1.252%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	184	3,765
Series 4507, Class EI, 4.00%, 8/15/44	879	106,500
Series 4629, Class QI, 3.50%, 11/15/46	530	104,672
Series 4644, Class TI, 3.50%, 1/15/45	447	63,697
Series 4667, Class PI, 3.50%, 5/15/42	40	152
Series 4744, Class IO, 4.00%, 11/15/47	517	98,437
Series 4749, Class IL, 4.00%, 12/15/47	403	77,017
Series 4768, Class IO, 4.00%, 3/15/48	475	90,441
Series 4772, Class PI, 4.00%, 1/15/48	344	65,507
Series 4966, Class SY, 1.03%, (6.05% - 1 mo. USD LIBOR), 4/25/50(5)	1,874	255,125
Principal Only:(6)
Series 3309, Class DO, 0.00%, 4/15/37	463	367,825
Series 4478, Class PO, 0.00%, 5/15/45	184	139,481
Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	11	11,485
Series 1997-38, Class N, 8.00%, 5/20/27	76	79,135

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2007-74, Class AC, 5.00%, 8/25/37	$503	$ 512,419
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(5)	134	131,554
Series 2012-134, Class ZT, 2.00%, 12/25/42	498	417,276
Series 2013-6, Class TA, 1.50%, 1/25/43	307	282,536
Series 2015-74, Class SL, 0.00%, (2.349% - 1 mo. USD LIBOR x 0.587, Floor 0.00%), 10/25/45(5)	867	519,222
Series 2017-15, Class LE, 3.00%, 6/25/46	48	46,356
Interest Only:(4)
Series 2004-46, Class SI, 0.98%, (6.00% - 1 mo. USD LIBOR), 5/25/34(5)	344	15,810
Series 2005-17, Class SA, 1.68%, (6.70% - 1 mo. USD LIBOR), 3/25/35(5)	489	50,520
Series 2006-42, Class PI, 1.57%, (6.59% - 1 mo. USD LIBOR), 6/25/36(5)	670	74,201
Series 2006-44, Class IS, 1.58%, (6.60% - 1 mo. USD LIBOR), 6/25/36(5)	587	57,806
Series 2007-50, Class LS, 1.43%, (6.45% - 1 mo. USD LIBOR), 6/25/37(5)	461	46,311
Series 2008-26, Class SA, 1.18%, (6.20% - 1 mo. USD LIBOR), 4/25/38(5)	607	69,909
Series 2008-61, Class S, 1.08%, (6.10% - 1 mo. USD LIBOR), 7/25/38(5)	971	76,400
Series 2010-109, Class PS, 1.58%, (6.60% - 1 mo. USD LIBOR), 10/25/40(5)	979	89,866
Series 2010-147, Class KS, 0.93%, (5.95% - 1 mo. USD LIBOR), 1/25/41(5)	1,230	60,829
Series 2012-52, Class AI, 3.50%, 8/25/26	118	3,591
Series 2012-118, Class IN, 3.50%, 11/25/42	1,228	245,721
Series 2012-150, Class PS, 1.13%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	1,875	213,748
Series 2012-150, Class SK, 1.13%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	821	99,136
Series 2013-23, Class CS, 1.23%, (6.25% - 1 mo. USD LIBOR), 3/25/33(5)	774	54,221
Series 2013-54, Class HS, 1.28%, (6.30% - 1 mo. USD LIBOR), 10/25/41(5)	46	156
Series 2014-32, Class EI, 4.00%, 6/25/44	195	33,655
Series 2014-55, Class IN, 3.50%, 7/25/44	469	97,357
Series 2014-80, Class BI, 3.00%, 12/25/44	1,073	197,350
Series 2014-89, Class IO, 3.50%, 1/25/45	377	83,214
Series 2015-14, Class KI, 3.00%, 3/25/45	869	146,941
Series 2015-52, Class MI, 3.50%, 7/25/45	440	90,530
Series 2015-57, Class IO, 3.00%, 8/25/45	2,143	388,063
Series 2015-93, Class BS, 1.13%, (6.15% - 1 mo. USD LIBOR), 8/25/45(5)	476	27,937
Series 2018-21, Class IO, 3.00%, 4/25/48	818	147,276
Series 2020-23, Class SP, 1.03%, (6.05% - 1 mo. USD LIBOR), 2/25/50(5)	1,485	202,776
Series 2020-45, Class IJ, 2.50%, 7/25/50	2,079	291,376
Security	Principal Amount (000's omitted)	Value
Principal Only:(6) Series 2006-8, Class WQ, 0.00%,3/25/36	$419	$ 344,598
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R04, Class 2B1, 10.27%,(1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	826	861,570
Government National Mortgage Association:
Series 2021-160, Class NZ, 3.00%, 9/20/51	299	201,441
Series 2022-189, Class US, 5.169%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(5)	296	321,532
Interest Only:(4)
Series 2017-121, Class DS, 0.147%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	866	43,994
Series 2020-146, Class IQ, 2.00%, 10/20/50	5,812	666,095
Series 2021-131, Class QI, 3.00%, 7/20/51	3,559	422,991
Series 2021-193, Class IU, 3.00%, 11/20/49	6,727	856,264
Series 2021-209, Class IW, 3.00%, 11/20/51	5,152	627,687
Total Collateralized Mortgage Obligations (identified cost $23,091,817)		$ 12,886,412

Commercial Mortgage-Backed Securities — 9.4%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(7)	$795	$ 407,774
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(7)	1,605	726,201
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.709%, 2/15/50(1)(7)	700	482,894
COMM Mortgage Trust, Series 2013-CR11, Class D, 5.27%, 8/10/50(1)(7)	2,858	2,753,870
CSMC Trust, Series 2020-TMIC, Class A, 8.448%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(2)	1,000	992,440
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.77%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,000	943,568
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.699%, 9/15/47(1)(7)	1,850	1,324,867
Series 2014-C25, Class D, 4.083%, 11/15/47(1)(7)	360	152,294
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.458%, 6/15/47(7)(8)	240	226,956
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	708,780
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)(8)	250	164,233
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	1,000	507,570

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.552%, 4/10/46(1)(7)	$1,000	$ 829,277
VMC Finance, LLC, Series 2021-HT1, Class B, 9.459%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	1,000	934,319
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.426%, 7/15/46(1)(7)	2,000	691,018
Series 2015-C31, Class D, 3.852%, 11/15/48	922	699,627
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	717,550
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	283,066
Total Commercial Mortgage-Backed Securities (identified cost $16,533,524)		$ 13,546,304

Common Stocks — 0.1%
Security	Shares	Value
Electronics/Electrical — 0.0%(9)
Skillsoft Corp.(10)(11)	11,700	$ 14,391
		$ 14,391
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(10)(11)(12)	6,053	$ 0
		$ 0
Investment Companies — 0.0%
Jubilee Topco, Ltd., Class A(10)(11)(12)	79,130	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.0%(9)
ACNR Holdings, Inc., Class A(10)(11)	587	$ 54,151
		$ 54,151
Oil and Gas — 0.0%(9)
AFG Holdings, Inc.(10)(11)(12)	3,122	$ 9,335
McDermott International, Ltd.(10)(11)	12,407	5,319
		$ 14,654
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(10)(11)	11,266	$ 14,308
Cumulus Media, Inc., Class A(10)(11)	6,722	23,628
iHeartMedia, Inc., Class A(10)(11)	4,791	16,624
		$ 54,560
Security	Shares	Value
Telecommunications — 0.0%(9)
GEE Acquisition Holdings Corp.(10)(11)(12)	3,588	$ 34,624
		$ 34,624
Total Common Stocks (identified cost $645,330)		$ 172,380

Corporate Bonds — 13.4%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.3%
Rolls-Royce PLC, 5.75%, 10/15/27(1)	$200	$ 199,808
TransDigm, Inc.:
4.625%, 1/15/29	100	90,625
6.25%, 3/15/26(1)	179	180,126
		$ 470,559
Automotive — 0.7%
Clarios Global, L.P./Clarios US Finance Co.:
6.25%, 5/15/26(1)	$116	$ 115,594
8.50%, 5/15/27(1)	642	646,957
Ford Motor Co., 4.75%, 1/15/43	224	168,566
		$ 931,117
Building and Development — 0.6%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 438,670
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	187	183,111
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	192	179,937
		$ 801,718
Business Equipment and Services — 0.4%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	$185	$ 172,335
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	460	448,892
		$ 621,227
Cable and Satellite Television — 0.4%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$75	$ 64,632
5.50%, 5/1/26(1)	500	491,531
		$ 556,163

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Chemicals — 0.1%
W.R. Grace Holdings, LLC, 5.625%, 8/15/29(1)	$100	$ 86,352
		$ 86,352
Commercial Services — 0.2%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$300	$ 272,073
		$ 272,073
Computers — 0.2%
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	$362	$ 341,241
		$ 341,241
Distribution & Wholesale — 0.1%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$172	$ 168,740
		$ 168,740
Diversified Financial Services — 0.2%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 7.875%, 5/1/27(1)	$300	$ 285,313
		$ 285,313
Drugs — 0.3%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(13)	$500	$ 356,250
		$ 356,250
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.75%, 6/15/29(1)	$188	$ 175,158
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	25	23,269
		$ 198,427
Electronics/Electrical — 0.2%
Imola Merger Corp., 4.75%, 5/15/29(1)	$291	$ 252,313
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	45	41,058
		$ 293,371
Entertainment — 0.2%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$325	$ 331,897
		$ 331,897
Financial Intermediaries — 0.3%
Ford Motor Credit Co., LLC:
3.625%, 6/17/31	$206	$ 170,070
4.125%, 8/17/27	300	275,644
		$ 445,714
Security	Principal Amount (000's omitted)	Value
Financial Services — 0.6%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(14)	$1,060	$ 890,400
		$ 890,400
Health Care — 1.9%
Centene Corp., 3.00%, 10/15/30	$624	$ 532,437
HCA, Inc., 5.875%, 2/1/29	753	776,608
LifePoint Health, Inc., 5.375%, 1/15/29(1)	547	343,423
Medline Borrower, L.P., 5.25%, 10/1/29(1)	500	432,974
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	261,378
Option Care Health, Inc., 4.375%, 10/31/29(1)	400	360,017
		$ 2,706,837
Insurance — 0.7%
HUB International, Ltd., 7.00%, 5/1/26(1)	$948	$ 945,018
		$ 945,018
Internet Software & Services — 0.2%
Netflix, Inc., 5.875%, 11/15/28	$230	$ 242,211
		$ 242,211
Leisure Goods/Activities/Movies — 0.7%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	$200	$ 188,183
NCL Corp., Ltd., 5.875%, 2/15/27(1)	375	354,089
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	540	463,906
		$ 1,006,178
Media — 0.0%(9)
iHeartCommunications, Inc.:
6.375%, 5/1/26	$27	$ 23,288
8.375%, 5/1/27	49	32,454
		$ 55,742
Metals/Mining — 0.2%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$112	$ 114,051
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	200	192,002
		$ 306,053
Nonferrous Metals/Minerals — 0.3%
New Gold, Inc., 7.50%, 7/15/27(1)	$393	$ 379,202
		$ 379,202

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oil and Gas — 2.0%
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$ 245,933
Occidental Petroleum Corp., 6.125%, 1/1/31	400	418,634
Permian Resources Operating, LLC, 7.75%, 2/15/26(1)	750	759,251
Petroleos Mexicanos:
5.35%, 2/12/28	200	166,282
5.95%, 1/28/31	500	369,914
6.50%, 3/13/27	200	179,686
6.50%, 1/23/29	200	169,523
6.75%, 9/21/47	560	345,530
6.84%, 1/23/30	194	156,919
10.00%, 2/7/33(1)	107	99,469
		$ 2,911,141
Pipelines — 0.3%
Cheniere Energy Partners, L.P., 4.50%, 10/1/29	$71	$ 66,886
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(1)	420	377,708
		$ 444,594
Publishing — 0.1%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	$200	$ 177,824
		$ 177,824
Radio and Television — 0.6%
CMG Media Corp., 8.875%, 12/15/27(1)	$443	$ 344,003
Sirius XM Radio, Inc.:
4.125%, 7/1/30(1)	124	99,598
5.50%, 7/1/29(1)	500	445,940
		$ 889,541
Real Estate Investment Trusts (REITs) — 0.0%(9)
VICI Properties, L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	$44	$ 43,759
		$ 43,759
Retail — 0.1%
Kohl's Corp., 3.625%, 5/1/31	$142	$ 96,998
		$ 96,998
Retailers (Except Food and Drug) — 0.3%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$500	$ 493,518
		$ 493,518
Security	Principal Amount (000's omitted)	Value
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 233,257
		$ 233,257
Telecommunications — 0.5%
Altice France Holding S.A., 10.50%, 5/15/27(1)	$269	$ 198,916
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	200	190,875
Sprint Capital Corp., 6.875%, 11/15/28	191	206,085
Viasat, Inc., 5.625%, 4/15/27(1)	62	57,568
		$ 653,444
Utilities — 0.4%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 233,226
4.625%, 2/1/29(1)	250	217,522
5.25%, 6/1/26(1)	25	24,350
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	70	67,102
		$ 542,200
Total Corporate Bonds (identified cost $19,993,839)		$ 19,178,079

Preferred Stocks — 0.1%
Security	Shares	Value
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(10)(11)	277	$ 155,120
Total Preferred Stocks (identified cost $0)		$ 155,120

Senior Floating-Rate Loans — 38.8%(15)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26	78	$ 77,224
Term Loan, 8.582%, (SOFR + 3.50%), 4/6/26	42	41,519
		$ 118,743

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Airlines — 0.3%
Mileage Plus Holdings, LLC, Term Loan, 10.213%, (3 mo. USD LIBOR + 5.25%), 6/21/27	106	$ 110,739
SkyMiles IP, Ltd., Term Loan, 8.799%, (SOFR + 3.75%), 10/20/27	270	280,110
		$ 390,849
Auto Components — 0.8%
Adient US, LLC, Term Loan, 8.268%, (1 mo. USD LIBOR + 3.25%), 4/10/28	79	$ 79,480
Clarios Global, L.P., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 4/30/26	465	464,719
DexKo Global, Inc., Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28	124	118,181
Garrett LX I S.a.r.l., Term Loan, 8.657%, (3 mo. USD LIBOR + 3.25%), 4/30/28	99	97,023
Garrett Motion, Inc., Term Loan, 4/28/30(16)	150	145,688
LTI Holdings, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 7/24/26	24	23,597
TI Group Automotive Systems, LLC, Term Loan, 8.409%, (3 mo. USD LIBOR + 3.25%), 12/16/26	98	97,857
Truck Hero, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 1/31/28	196	178,850
		$ 1,205,395
Automobiles — 0.8%
Bombardier Recreational Products, Inc., Term Loan, 7.082%, (1 mo. USD LIBOR + 2.00%), 5/24/27	774	$ 756,881
MajorDrive Holdings IV, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 4.00%), 6/1/28	74	71,914
Term Loan, 10.556%, (SOFR + 5.50%), 6/1/29	223	214,954
Thor Industries, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 2/1/26	86	86,098
		$ 1,129,847
Beverages — 0.1%
Arterra Wines Canada, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/24/27	147	$ 143,601
City Brewing Company, LLC, Term Loan, 8.76%, (3 mo. USD LIBOR + 3.50%), 4/5/28	98	40,990
		$ 184,591
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 7.45%, (1 mo. USD LIBOR + 2.50%), 3/12/26	68	$ 66,708
		$ 66,708
Borrower/Description	Principal Amount* (000's omitted)	Value
Building Products — 0.7%
CP Atlas Buyer, Inc., Term Loan, 8.582%, (SOFR + 3.50%), 11/23/27	221	$ 201,297
Gardner Denver, Inc., Term Loan, 6.832%, (SOFR + 1.75%), 3/1/27	164	163,775
Ingersoll-Rand Services Company, Term Loan, 6.832%, (SOFR + 1.75%), 3/1/27	194	193,454
LHS Borrower, LLC, Term Loan, 9.832%, (SOFR + 4.75%), 2/16/29	198	155,430
Oscar AcquisitionCo, LLC, Term Loan, 9.498%, (SOFR + 4.50%), 4/29/29	124	120,504
Standard Industries, Inc., Term Loan, 7.329%, (SOFR + 2.25%), 9/22/28	157	156,732
		$ 991,192
Capital Markets — 1.1%
Advisor Group, Inc., Term Loan, 9.525%, (1 mo. USD LIBOR + 4.50%), 7/31/26	169	$ 168,562
Aretec Group, Inc.:
Term Loan, 9.332%, (SOFR + 4.25%), 10/1/25	192	191,047
Term Loan, 3/8/30(16)	100	98,958
Brookfield Property REIT, Inc., Term Loan, 7.582%, (SOFR + 2.50%), 8/27/25	113	109,921
EIG Management Company, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 2/22/25	48	47,322
FinCo I, LLC, Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 6/27/25	98	98,171
Franklin Square Holdings, L.P., Term Loan, 7.332%, (SOFR + 2.35%), 8/1/25	72	71,446
Greenhill & Co., Inc., Term Loan, 8.203%, (3 mo. USD LIBOR + 3.25%), 4/12/24	108	106,479
Hudson River Trading, LLC, Term Loan, 8.097%, (SOFR + 3.00%), 3/20/28	343	323,381
LPL Holdings, Inc., Term Loan, 6.653%, (SOFR + 1.75%), 11/12/26	194	193,319
Victory Capital Holdings, Inc., Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26	123	122,441
		$ 1,531,047
Chemicals — 1.7%
Aruba Investments, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 11/24/27	98	$ 97,640
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27	109	83,350
Gemini HDPE, LLC, Term Loan, 8.292%, (3 mo. USD LIBOR + 3.00%), 12/31/27	113	113,229

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Enterprises Holdings II Limited, Term Loan, 5.948%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	25	$ 27,444
INEOS Styrolution US Holding, LLC, Term Loan, 7.847%, (1 mo. USD LIBOR + 2.75%), 1/29/26		393	392,181
INEOS US Finance, LLC:
Term Loan, 8.568%, (SOFR + 3.50%), 2/18/30		125	124,974
Term Loan, 8.832%, (SOFR + 3.75%), 11/8/27		500	500,062
Lonza Group AG, Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 7/3/28		271	250,509
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 9/29/27		123	122,420
Momentive Performance Materials, Inc., Term Loan, 9.482%, (SOFR + 4.50%), 3/29/28		125	124,766
Starfruit Finco B.V., Term Loan, 7.895%, (SOFR + 2.75%), 10/1/25		276	274,920
Tronox Finance, LLC, Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 3/10/28		208	205,400
W.R. Grace & Co.-Conn., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/22/28		148	148,495
			$ 2,465,390
Commercial Services & Supplies — 1.1%
Allied Universal Holdco, LLC, Term Loan, 8.832%, (SOFR + 3.75%), 5/12/28		462	$ 446,626
Aramark Services, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 3/11/25		101	100,496
EnergySolutions, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/9/25		154	149,364
Garda World Security Corporation, Term Loan, 9.296%, (SOFR + 4.25%), 10/30/26		170	170,103
GFL Environmental, Inc., Term Loan, 8.145%, (SOFR + 3.00%), 5/28/27		196	196,375
LABL, Inc., Term Loan, 10.082%, (1 mo. USD LIBOR + 5.00%), 10/29/28		99	97,527
Monitronics International, Inc., Term Loan, 12.773%, (3 mo. USD LIBOR + 7.50%), 3/29/24		194	104,917
PECF USS Intermediate Holding III Corporation, Term Loan, 9.541%, (USD LIBOR + 4.25%), 12/15/28(17)		99	81,754
Phoenix Services International, LLC:
DIP Loan, 14.97%, (SOFR + 12.00%), 5/29/23(17)		14	13,657
DIP Loan, 16.982%, (SOFR + 12.00%), 5/29/23		30	28,379
Term Loan, 0.00%, 3/1/25(13)		92	10,553
Tempo Acquisition, LLC, Term Loan, 7.982%, (SOFR + 3.00%), 8/31/28		125	124,677
TruGreen Limited Partnership, Term Loan, 9.082%, (1 mo. USD LIBOR + 4.00%), 11/2/27		98	90,370
			$ 1,614,798
Borrower/Description	Principal Amount* (000's omitted)	Value
Communications Equipment — 0.2%
CommScope, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 4/6/26	265	$ 246,533
		$ 246,533
Containers & Packaging — 0.6%
Berlin Packaging, LLC, Term Loan, 8.616%, (USD LIBOR + 3.75%), 3/11/28(17)	172	$ 169,277
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.257%, (SOFR + 4.18%), 4/13/29	74	72,884
Pregis TopCo Corporation, Term Loan, 8.847%, (SOFR + 3.75%), 7/31/26	97	95,480
Pretium PKG Holdings, Inc., Term Loan, 9.167%, (3 mo. USD LIBOR + 4.00%), 10/2/28	99	79,211
Reynolds Group Holdings, Inc.:
Term Loan, 8.347%, (SOFR + 3.25%), 2/5/26	201	200,649
Term Loan, 8.347%, (SOFR + 3.25%), 9/24/28	148	146,469
Trident TPI Holdings, Inc., Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 9/15/28	123	119,885
		$ 883,855
Distributors — 0.1%
Autokiniton US Holdings, Inc., Term Loan, 9.597%, (SOFR + 4.50%), 4/6/28	172	$ 169,157
		$ 169,157
Diversified Consumer Services — 0.2%
KUEHG Corp.:
Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25	303	$ 301,528
Term Loan - Second Lien, 13.409%, (3 mo. USD LIBOR + 8.25%), 8/22/25	50	48,937
		$ 350,465
Diversified Telecommunication Services — 1.5%
Altice France S.A., Term Loan, 10.486%, (SOFR + 5.50%), 8/15/28	306	$ 289,848
GEE Holdings 2, LLC:
Term Loan, 13.018%, (3 mo. USD LIBOR + 8.00%), 3/24/25	32	31,032
Term Loan - Second Lien, 13.268%, (3 mo. USD LIBOR + 8.25%), 3/23/26	70	43,141
Telenet Financing USD, LLC, Term Loan, 6.948%, (1 mo. USD LIBOR + 2.00%), 4/30/28	575	563,551
UPC Broadband Holding B.V., Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 4/30/28	125	122,891
UPC Financing Partnership, Term Loan, 7.873%, (1 mo. USD LIBOR + 2.93%), 1/31/29	450	444,516

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol, LLC, Term Loan, 8.198%, (1 mo. USD LIBOR + 3.25%), 1/31/29	175	$ 173,622
Zayo Group Holdings, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/9/27	359	292,903
Ziggo Financing Partnership, Term Loan, 7.448%, (1 mo. USD LIBOR + 2.50%), 4/30/28	250	245,922
		$ 2,207,426
Electrical Equipment — 0.2%
Brookfield WEC Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/1/25	311	$ 310,828
		$ 310,828
Electronic Equipment, Instruments & Components — 0.6%
Chamberlain Group, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 11/3/28	222	$ 216,043
Creation Technologies, Inc., Term Loan, 10.723%, (3 mo. USD LIBOR + 5.50%), 10/5/28	149	131,423
II-VI Incorporated, Term Loan, 7.847%, (SOFR + 2.75%), 7/2/29	143	143,043
Mirion Technologies, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 10/20/28	84	83,905
Robertshaw US Holding Corp., Term Loan, 8.688%, (3 mo. USD LIBOR + 3.50%), 2/28/25	143	76,950
Verifone Systems, Inc., Term Loan, 8.958%, (3 mo. USD LIBOR + 4.00%), 8/20/25	167	144,914
		$ 796,278
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 13.265%, (1 mo. USD LIBOR + 8.00%), 2/1/26(12)(18)	11	$ 10,118
Term Loan, 18.159%, (3 mo. USD LIBOR + 13.00%), 13.159% cash, 5.00% PIK, 2/1/26(12)	88	79,318
Lealand Finance Company B.V., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 6.025% cash, 3.00% PIK, 6/30/25	30	20,279
		$ 109,715
Engineering & Construction — 0.4%
Aegion Corporation, Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 5/17/28	74	$ 72,697
American Residential Services, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/15/27	98	97,017
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Northstar Group Services, Inc., Term Loan, 10.597%, (SOFR + 5.50%), 11/12/26		189	$ 188,182
USIC Holdings, Inc., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/12/28		167	164,329
			$ 522,225
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Term Loan, 7.946%, (1 mo. USD LIBOR + 3.00%), 4/22/26		264	$ 203,239
Crown Finance US, Inc.:
DIP Loan, 15.039%, (SOFR + 10.10%), 9/7/23(17)		241	245,466
Term Loan, 0.00%, 9/30/26(13)		219	41,955
Renaissance Holding Corp., Term Loan, 9.732%, (1 mo. USD LIBOR + 4.75%), 4/5/30		150	147,516
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	12	11,976
Term Loan, 11.359%, (6 mo. EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27	EUR	80	48,562
			$ 698,714
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 1/2/26		119	$ 118,490
			$ 118,490
Financial Services — 0.0%(9)
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(13)		273	$ 29,980
			$ 29,980
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 9/13/26		208	$ 207,685
			$ 207,685
Food Products — 0.3%
Froneri International, Ltd., Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 1/29/27		292	$ 288,328
Sovos Brands Intermediate, Inc., Term Loan, 8.773%, (3 mo. USD LIBOR + 3.50%), 6/8/28		83	82,197
			$ 370,525
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28		123	$ 116,031

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 3/1/28	172	$ 134,112
		$ 250,143
Health Care Providers & Services — 1.8%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/7/28	148	$ 147,755
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.898%, (SOFR + 8.00%), 1/15/26	144	103,798
Cano Health, LLC, Term Loan, 9.082%, (SOFR + 4.00%), 11/23/27	76	60,573
CHG Healthcare Services, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 9/29/28	148	147,083
CNT Holdings I Corp., Term Loan, 8.459%, (SOFR + 3.50%), 11/8/27	98	97,230
Covis Finco S.a.r.l., Term Loan, 11.548%, (SOFR + 6.50%), 2/18/27	143	81,581
Electron BidCo, Inc., Term Loan, 8.097%, (SOFR + 3.00%), 11/1/28	124	122,757
Ensemble RCM, LLC, Term Loan, 8.895%, (SOFR + 3.75%), 8/3/26	195	194,588
Envision Healthcare Corporation:
Term Loan, 12.923%, (SOFR + 7.88%), 3/31/27	76	60,952
Term Loan - Second Lien, 9.148%, (SOFR + 4.25%), 3/31/27	534	78,830
Medical Solutions Holdings, Inc., Term Loan, 8.241%, (SOFR + 3.25%), 11/1/28	198	192,493
National Mentor Holdings, Inc.:
Term Loan, 8.748%, (SOFR + 3.75%), 3/2/28	9	7,331
Term Loan, 8.815%, (SOFR + 3.75%), 3/2/28(17)	320	247,814
Phoenix Guarantor, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 3/5/26	265	260,706
Radnet Management, Inc., Term Loan, 8.097%, (SOFR + 3.00%), 4/21/28	147	147,076
Select Medical Corporation, Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 3/6/25	374	372,992
Surgery Center Holdings, Inc., Term Loan, 8.698%, (1 mo. USD LIBOR + 3.75%), 8/31/26	195	194,934
		$ 2,518,493
Health Care Technology — 1.0%
Bracket Intermediate Holding Corp., Term Loan, 9.287%, (3 mo. USD LIBOR + 4.25%), 9/5/25	119	$ 118,517
Imprivata, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 12/1/27	172	166,498
MedAssets Software Intermediate Holdings, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/18/28	149	128,205
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology (continued)
Navicure, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 10/22/26	243	$ 242,983
PointClickCare Technologies, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 12/29/27	98	97,632
Project Ruby Ultimate Parent Corp., Term Loan, 8.347%, (SOFR + 3.25%), 3/10/28	172	166,516
Symplr Software, Inc., Term Loan, 9.645%, (SOFR + 4.50%), 12/22/27	147	133,571
Verscend Holding Corp., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 8/27/25	314	313,786
		$ 1,367,708
Hotels, Restaurants & Leisure — 2.2%
1011778 B.C. Unlimited Liability Company, Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 11/19/26	847	$ 840,155
Bally's Corporation, Term Loan, 8.198%, (1 mo. USD LIBOR + 3.25%), 10/2/28	173	166,791
Carnival Corporation:
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 6/30/25	195	193,771
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 10/18/28	370	364,912
ClubCorp Holdings, Inc., Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 9/18/24	260	246,199
Dave & Buster's, Inc., Term Loan, 10.125%, (SOFR + 5.00%), 6/29/29	99	99,436
Fertitta Entertainment, LLC, Term Loan, 8.982%, (SOFR + 4.00%), 1/27/29	227	221,682
Hilton Grand Vacations Borrower, LLC, Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 8/2/28	148	147,319
IRB Holding Corp., Term Loan, 8.082%, (SOFR + 3.00%), 12/15/27	245	241,612
Playa Resorts Holding B.V., Term Loan, 9.14%, (SOFR + 4.25%), 1/5/29	200	199,445
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.063%, (1 mo. USD LIBOR + 3.00%), 8/25/28	123	122,817
Stars Group Holdings B.V. (The), Term Loan, 7.409%, (3 mo. USD LIBOR + 2.25%), 7/21/26	345	344,556
		$ 3,188,695
Household Durables — 0.5%
ACProducts, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 5/17/28	270	$ 214,321
Serta Simmons Bedding, LLC:
Term Loan, 0.00%, 8/10/23(13)	169	167,199
Term Loan - Second Lien, 0.00%, 8/10/23(13)	558	332,272
		$ 713,792

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 8.703%, (3 mo. USD LIBOR + 3.75%), 12/22/26	196	$ 190,999
		$ 190,999
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Company, L.P., Term Loan, 7.025%, (1 mo. USD LIBOR + 2.00%), 1/15/25	160	$ 160,177
		$ 160,177
Insurance — 1.6%
Alliant Holdings Intermediate, LLC, Term Loan, 8.376%, (SOFR + 3.50%), 11/5/27	149	$ 148,577
AmWINS Group, Inc., Term Loan, 7.268%, (1 mo. USD LIBOR + 2.25%), 2/19/28	611	606,324
AssuredPartners, Inc., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 2/12/27	24	23,817
Hub International Limited, Term Loan, 8.021%, (USD LIBOR + 3.00%), 4/25/25(17)	691	690,230
NFP Corp., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 2/15/27	48	46,979
Ryan Specialty Group, LLC, Term Loan, 8.082%, (SOFR + 3.00%), 9/1/27	268	268,125
USI, Inc.:
Term Loan, 8.409%, (3 mo. USD LIBOR + 3.25%), 12/2/26	194	193,611
Term Loan, 8.648%, (SOFR + 3.75%), 11/22/29	378	377,759
		$ 2,355,422
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.503%, (SOFR + 4.50%), 2/19/26(17)	99	$ 98,954
Match Group, Inc., Term Loan, 6.713%, (3 mo. USD LIBOR + 1.75%), 2/13/27	100	99,563
		$ 198,517
IT Services — 2.4%
Asurion, LLC:
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 12/23/26	489	$ 459,294
Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/31/27	39	36,319
Term Loan, 9.082%, (SOFR + 4.00%), 8/19/28	221	205,995
Term Loan - Second Lien, 10.275%, (1 mo. USD LIBOR + 5.25%), 1/31/28	50	42,133
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28	442	415,252
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27	832	803,319
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Go Daddy Operating Company, LLC, Term Loan, 8.232%, (SOFR + 3.25%), 11/9/29		581	$ 582,539
Informatica, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 2.75%), 10/27/28		371	370,709
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28		221	92,702
Sedgwick Claims Management Services, Inc., Term Loan, 8.732%, (SOFR + 3.75%), 2/17/28		168	166,320
Skopima Merger Sub, Inc., Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 5/12/28		222	211,236
			$ 3,385,818
Leisure Products — 0.2%
Amer Sports Oyj, Term Loan, 7.898%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	263	$ 283,825
			$ 283,825
Life Sciences Tools & Services — 0.3%
Catalent Pharma Solutions, Inc., Term Loan, 7.063%, (1 mo. USD LIBOR + 2.00%), 2/22/28		145	$ 144,132
Packaging Coordinators Midco, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/30/27		221	214,572
Sotera Health Holdings, LLC, Term Loan, 8.023%, (3 mo. USD LIBOR + 2.75%), 12/11/26		100	97,625
			$ 456,329
Machinery — 1.7%
Albion Financing 3 S.a.r.l., Term Loan, 10.523%, (3 mo. USD LIBOR + 5.25%), 8/17/26		222	$ 217,917
Alliance Laundry Systems, LLC, Term Loan, 8.559%, (3 mo. USD LIBOR + 3.50%), 10/8/27		169	168,568
American Trailer World Corp., Term Loan, 8.832%, (SOFR + 3.75%), 3/3/28		34	29,630
Apex Tool Group, LLC, Term Loan, 10.24%, (SOFR + 5.25%), 2/8/29		265	234,134
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28		222	207,635
CPM Holdings, Inc., Term Loan, 8.348%, (1 mo. USD LIBOR + 3.50%), 11/17/25		48	47,860
Filtration Group Corporation:
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 3/29/25		228	228,228
Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 10/21/28		99	97,730
Gates Global, LLC, Term Loan, 7.471%, (SOFR + 2.50%), 3/31/27		289	288,522
Icebox Holdco III, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 12/22/28		124	119,367

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Illuminate Buyer, LLC, Term Loan, 8.597%, (1 mo. USD LIBOR + 3.50%), 6/30/27	116	$ 115,152
SPX Flow, Inc., Term Loan, 9.582%, (SOFR + 4.50%), 4/5/29	174	168,537
Titan Acquisition Limited, Term Loan, 8.151%, (3 mo. USD LIBOR + 3.00%), 3/28/25	404	387,567
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27	195	190,774
		$ 2,501,621
Media — 0.8%
CSC Holdings, LLC:
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 7/17/25	432	$ 413,311
Term Loan, 7.198%, (1 mo. USD LIBOR + 2.25%), 1/15/26	144	136,022
Diamond Sports Group, LLC:
Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26	73	66,874
Term Loan - Second Lien, 8.167%, (SOFR + 3.25%), 8/24/26	435	32,878
Gray Television, Inc.:
Term Loan, 7.418%, (SOFR + 2.50%), 1/2/26	85	84,200
Term Loan, 7.918%, (1 mo. USD LIBOR + 3.00%), 12/1/28	148	145,173
Hubbard Radio, LLC, Term Loan, 9.28%, (1 mo. USD LIBOR + 4.25%), 3/28/25	74	60,676
iHeartCommunications, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 5/1/26	67	57,859
Magnite, Inc., Term Loan, 10.043%, (USD LIBOR + 5.00%), 4/28/28(17)	98	95,077
Sinclair Television Group, Inc., Term Loan, 7.53%, (1 mo. USD LIBOR + 2.50%), 9/30/26	97	86,770
		$ 1,178,840
Metals/Mining — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 18.268%, (3 mo. USD LIBOR + 13.00%), 15.268% cash, 3.00% PIK, 9/16/25	7	$ 6,974
Zekelman Industries, Inc., Term Loan, 7.018%, (3 mo. USD LIBOR + 2.00%), 1/24/27	120	118,927
		$ 125,901
Oil, Gas & Consumable Fuels — 0.8%
Buckeye Partners, L.P., Term Loan, 7.09%, (1 mo. USD LIBOR + 2.25%), 11/1/26	388	$ 387,946
Freeport LNG Investments, LLP, Term Loan, 8.75%, (3 mo. USD LIBOR + 3.50%), 12/21/28	98	95,384
Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
Matador Bidco S.a.r.l., Term Loan, 9.582%, (SOFR + 4.50%), 10/15/26	145	$ 144,692
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.193%, (SOFR + 3.25%), 10/5/28	147	145,851
Oxbow Carbon, LLC, Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 10/17/25	44	43,750
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.025%, (1 mo. USD LIBOR + 8.00%), 8/27/26	55	55,057
UGI Energy Services, LLC, Term Loan, 8.332%, (SOFR + 3.25%), 2/22/30	219	217,913
		$ 1,090,593
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 8/18/25	131	$ 130,758
Sunshine Luxembourg VII S.a.r.l., Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/1/26	147	145,601
		$ 276,359
Pharmaceuticals — 1.2%
Akorn, Inc., Term Loan, 0.00%, 10/1/25(12)(13)	26	$ 6,296
Amneal Pharmaceuticals, LLC, Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 5/4/25	273	256,662
Bausch Health Companies, Inc., Term Loan, 10.24%, (SOFR + 5.25%), 2/1/27	404	326,880
Elanco Animal Health Incorporated, Term Loan, 6.653%, (SOFR + 1.75%), 8/1/27	272	264,611
Jazz Financing Lux S.a.r.l., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 5/5/28	221	221,414
Mallinckrodt International Finance S.A.:
Term Loan, 10.198%, (1 mo. USD LIBOR + 5.25%), 9/30/27	629	451,925
Term Loan, 10.448%, (1 mo. USD LIBOR + 5.50%), 9/30/27	210	150,590
		$ 1,678,378
Professional Services — 1.2%
AlixPartners, LLP, Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 2/4/28	221	$ 220,270
Camelot U.S. Acquisition, LLC:
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 10/30/26	224	224,560
Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 10/30/26	144	144,330
CoreLogic, Inc., Term Loan, 8.563%, (1 mo. USD LIBOR + 3.50%), 6/2/28	392	352,853
Deerfield Dakota Holding, LLC, Term Loan, 8.648%, (SOFR + 3.75%), 4/9/27	316	306,383

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Employbridge Holding Company, Term Loan, 9.927%, (3 mo. USD LIBOR + 4.75%), 7/19/28		222	$ 187,578
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 5.107%, (6 mo. EURIBOR + 2.38%), 7/15/25	EUR	111	120,754
Trans Union, LLC, Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 12/1/28		231	230,639
			$ 1,787,367
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.775%, (1 mo. USD LIBOR + 2.75%), 8/21/25		323	$ 317,570
Term Loan, 8.332%, (SOFR + 3.25%), 1/31/30		407	397,463
			$ 715,033
Road & Rail — 0.4%
Grab Holdings, Inc., Term Loan, 9.53%, (1 mo. USD LIBOR + 4.50%), 1/29/26		157	$ 157,143
Kenan Advantage Group, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/24/26		342	340,928
Uber Technologies, Inc., Term Loan, 7.87%, (SOFR + 2.75%), 3/3/30		111	110,518
			$ 608,589
Semiconductors & Semiconductor Equipment — 0.2%
Altar Bidco, Inc., Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29		174	$ 169,476
Ultra Clean Holdings, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 8/27/25		154	154,784
			$ 324,260
Software — 7.1%
Applied Systems, Inc., Term Loan, 9.398%, (SOFR + 4.50%), 9/18/26		678	$ 679,834
AppLovin Corporation, Term Loan, 8.418%, (SOFR + 3.35%), 8/15/25		209	208,685
AQA Acquisition Holding, Inc., Term Loan, 9.203%, (3 mo. USD LIBOR + 4.25%), 3/3/28		123	120,203
Astra Acquisition Corp.:
Term Loan, 10.275%, (1 mo. USD LIBOR + 5.25%), 10/25/28		148	121,211
Term Loan - Second Lien, 13.90%, (1 mo. USD LIBOR + 8.88%), 10/25/29		250	164,960
Banff Merger Sub, Inc.:
Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/2/25		344	339,796
Term Loan - Second Lien, 10.525%, (1 mo. USD LIBOR + 5.50%), 2/27/26		125	121,250
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29	324	$ 324,238
CentralSquare Technologies, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 8/29/25	120	107,317
Ceridian HCM Holding, Inc., Term Loan, 7.525%, (1 mo. USD LIBOR + 2.50%), 4/30/25	215	214,848
Cloud Software Group, Inc., Term Loan, 3/30/29(16)	225	210,757
Cloudera, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 10/8/28	396	382,821
Constant Contact, Inc., Term Loan, 9.198%, (3 mo. USD LIBOR + 4.00%), 2/10/28	271	256,581
Cornerstone OnDemand, Inc., Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 10/16/28	198	175,972
Delta TopCo, Inc.:
Term Loan, 8.656%, (SOFR + 3.75%), 12/1/27	221	211,404
Term Loan - Second Lien, 12.156%, (SOFR + 7.25%), 12/1/28	300	273,375
E2open, LLC, Term Loan, 8.566%, (USD LIBOR + 3.50%), 2/4/28(17)	123	122,520
ECI Macola Max Holding, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 11/9/27	196	193,646
Epicor Software Corporation, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 7/30/27	97	95,827
Finastra USA, Inc., Term Loan, 8.655%, (3 mo. USD LIBOR + 3.50%), 6/13/24	381	363,754
GoTo Group, Inc., Term Loan, 9.775%, (1 mo. USD LIBOR + 4.75%), 8/31/27	269	163,304
Greeneden U.S. Holdings II, LLC, Term Loan, 9.025%, (1 mo. USD LIBOR + 4.00%), 12/1/27	122	121,184
Hyland Software, Inc., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 7/1/24	507	504,581
Imperva, Inc., Term Loan, 8.859%, (3 mo. USD LIBOR + 4.00%), 1/12/26	97	91,031
Ivanti Software, Inc., Term Loan, 9.212%, (3 mo. USD LIBOR + 4.25%), 12/1/27	215	173,935
Magenta Buyer, LLC:
Term Loan, 10.03%, (3 mo. USD LIBOR + 4.75%), 7/27/28	591	500,577
Term Loan - Second Lien, 13.53%, (3 mo. USD LIBOR + 8.25%), 7/27/29	150	114,750
Maverick Bidco, Inc., Term Loan, 9.057%, (3 mo. USD LIBOR + 3.75%), 5/18/28	123	118,721
McAfee, LLC, Term Loan, 8.653%, (SOFR + 3.75%), 3/1/29	397	375,579
Open Text Corporation, Term Loan, 8.582%, (SOFR + 3.50%), 1/31/30	200	199,625
Panther Commercial Holdings, L.P., Term Loan, 9.275%, (1 mo. USD LIBOR + 4.25%), 1/7/28	123	119,632

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Polaris Newco, LLC, Term Loan, 9.159%, (3 mo. USD LIBOR + 4.00%), 6/2/28	369	$ 343,141
Proofpoint, Inc., Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 8/31/28	370	363,086
RealPage, Inc., Term Loan, 8.025%, (1 mo. USD LIBOR + 3.00%), 4/24/28	394	383,362
SolarWinds Holdings, Inc., Term Loan, 8.982%, (SOFR + 4.00%), 2/5/27	250	250,173
SS&C European Holdings S.a.r.l., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 4/16/25	125	124,470
SS&C Technologies, Inc., Term Loan, 6.775%, (1 mo. USD LIBOR + 1.75%), 4/16/25	140	140,361
SurveyMonkey, Inc., Term Loan, 8.847%, (SOFR + 3.75%), 10/10/25	185	184,637
Ultimate Software Group, Inc. (The):
Term Loan, 8.271%, (SOFR + 3.25%), 5/4/26	611	596,276
Term Loan, 8.895%, (SOFR + 3.75%), 5/4/26	241	237,437
Veritas US, Inc., Term Loan, 10.025%, (1 mo. USD LIBOR + 5.00%), 9/1/25	390	300,902
VS Buyer, LLC, Term Loan, 7.903%, (SOFR + 3.00%), 2/28/27	170	167,840
		$ 10,263,603
Specialty Retail — 1.0%
Belron Finance US, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 2.43%), 4/13/28	123	$ 122,485
Great Outdoors Group, LLC, Term Loan, 8.775%, (1 mo. USD LIBOR + 3.75%), 3/6/28	391	388,566
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29	74	73,647
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27	440	439,084
Mattress Firm, Inc., Term Loan, 9.39%, (3 mo. USD LIBOR + 4.25%), 9/25/28	166	154,629
PetSmart, Inc., Term Loan, 8.832%, (SOFR + 3.75%), 2/11/28	221	219,938
		$ 1,398,349
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.78%, (3 mo. USD LIBOR + 2.50%), 8/28/26	144	$ 142,041
		$ 142,041
Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., Term Loan, 7.275%, (1 mo. USD LIBOR + 2.25%), 5/19/28	147	$ 147,149
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc., Term Loan, 9.955%, (3 mo. USD LIBOR + 5.25%), 12/23/27	147	$ 146,758
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24	259	253,429
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27	98	91,653
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28	588	490,770
SRS Distribution, Inc., Term Loan, 8.525%, (1 mo. USD LIBOR + 3.50%), 6/2/28	147	141,008
White Cap Buyer, LLC, Term Loan, 8.732%, (SOFR + 3.75%), 10/19/27	317	314,549
		$ 1,585,316
Transportation Infrastructure — 0.1%
Brown Group Holding, LLC, Term Loan, 7.582%, (SOFR + 2.50%), 6/7/28	185	$ 181,549
		$ 181,549
Wireless Telecommunication Services — 0.1%
Digicel International Finance Limited, Term Loan, 8.275%, (1 mo. USD LIBOR + 3.25%), 5/28/24	118	$ 107,347
		$ 107,347
Total Senior Floating-Rate Loans (identified cost $59,713,180)		$ 55,755,500

Sovereign Government Bonds — 12.4%
Security	Principal Amount* (000's omitted)	Value
Argentina — 0.2%
Province of Salta Argentina, 8.50%, 12/1/27(14)	28	$ 21,840
Provincia de Cordoba, 6.875%, 12/10/25(14)	150	124,922
Republic of Argentina:
1.00%, 7/9/29	89	20,912
3.875% to 7/9/23, 1/9/38(3)	325	90,007
		$ 257,681
Armenia — 0.1%
Republic of Armenia, 3.95%, 9/26/29(14)	200	$ 166,280
		$ 166,280

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Azerbaijan — 0.1%
Republic of Azerbaijan, 3.50%, 9/1/32(14)		150	$ 131,063
			$ 131,063
Bahrain — 0.3%
Kingdom of Bahrain:
6.75%, 9/20/29(14)		200	$ 199,670
7.375%, 5/14/30(14)		200	206,396
			$ 406,066
Barbados — 0.3%
Government of Barbados, 6.50%, 10/1/29(1)		400	$ 373,480
			$ 373,480
Benin — 0.3%
Benin Government International Bond:
4.875%, 1/19/32(14)	EUR	100	$ 82,604
4.95%, 1/22/35(14)	EUR	100	75,018
6.875%, 1/19/52(14)	EUR	345	254,533
			$ 412,155
Chile — 0.4%
Chile Government International Bond:
2.45%, 1/31/31		200	$ 176,119
3.24%, 2/6/28		200	191,955
3.50%, 4/15/53		340	259,608
			$ 627,682
Croatia — 0.1%
Croatia Government International Bond, 1.75%, 3/4/41(14)	EUR	100	$ 76,119
			$ 76,119
Dominican Republic — 0.3%
Dominican Republic:
5.875%, 1/30/60(14)		191	$ 146,484
6.40%, 6/5/49(14)		160	134,909
6.85%, 1/27/45(14)		150	135,503
			$ 416,896
Ecuador — 0.2%
Republic of Ecuador, 1.50%, 7/31/40(14)		1,259	$ 302,260
			$ 302,260
Security	Principal Amount* (000's omitted)	Value
Egypt — 0.3%
Arab Republic of Egypt:
8.50%, 1/31/47(14)	318	$ 168,728
8.70%, 3/1/49(14)	200	107,038
8.875%, 5/29/50(14)	200	107,027
		$ 382,793
El Salvador — 0.1%
Republic of El Salvador:
5.875%, 1/30/25(14)	50	$ 41,783
6.375%, 1/18/27(14)	186	117,307
		$ 159,090
Ethiopia — 0.1%
Ethiopia Government International Bond, 6.625%, 12/11/24(14)	200	$ 140,432
		$ 140,432
Ghana — 0.1%
Ghana Government International Bond, 8.627%, 6/16/49(14)	320	$ 114,067
		$ 114,067
Guatemala — 0.1%
Guatemala Government International Bond, 5.375%, 4/24/32(14)	200	$ 195,399
		$ 195,399
Honduras — 0.2%
Honduras Government International Bond:
5.625%, 6/24/30(14)	209	$ 165,947
6.25%, 1/19/27(14)	194	174,689
		$ 340,636
Hungary — 0.3%
Hungary Government International Bond:
2.125%, 9/22/31(14)	310	$ 242,670
6.25%, 9/22/32(1)	200	207,826
		$ 450,496
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(14)	368	$ 301,299
		$ 301,299

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Indonesia — 0.6%
Indonesia Government International Bond:
3.55%, 3/31/32		554	$ 515,863
4.65%, 9/20/32		400	401,790
			$ 917,653
Iraq — 0.3%
Republic of Iraq, 5.80%, 1/15/28(14)		469	$ 438,914
			$ 438,914
Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.875%, 10/17/40(14)	EUR	100	$ 80,214
			$ 80,214
Jordan — 0.4%
Kingdom of Jordan:
7.375%, 10/10/47(14)		200	$ 169,492
7.50%, 1/13/29(14)		445	449,370
			$ 618,862
Kazakhstan — 0.2%
Kazakhstan Government International Bond, 6.50%, 7/21/45(14)		210	$ 224,026
			$ 224,026
Kenya — 0.4%
Government of Kenya:
7.25%, 2/28/28(14)		410	$ 317,122
8.00%, 5/22/32(14)		400	301,611
			$ 618,733
Lebanon — 0.1%
Lebanese Republic:
5.80%, 4/14/20(13)(14)		20	$ 1,240
6.00%, 1/27/23(13)(14)		88	5,280
6.10%, 10/4/22(13)(14)		337	20,894
6.15%, 6/19/20(13)		26	1,612
6.20%, 2/26/25(13)(14)		30	1,845
6.25%, 5/27/22(13)		40	2,465
6.25%, 11/4/24(13)(14)		7	431
6.25%, 6/12/25(13)(14)		130	8,081
6.375%, 3/9/20(13)		385	23,870
6.40%, 5/26/23(13)		6	380
6.65%, 4/22/24(13)(14)		123	7,564
Security	Principal Amount* (000's omitted)		Value
Lebanon (continued)
Lebanese Republic: (continued)
6.65%, 11/3/28(13)(14)		92	$ 5,614
6.75%, 11/29/27(13)(14)		2	121
6.85%, 5/25/29(13)		3	186
7.00%, 3/20/28(13)(14)		190	11,692
7.05%, 11/2/35(13)(14)		38	2,319
7.15%, 11/20/31(13)(14)		202	12,409
8.20%, 5/17/33(13)		70	4,280
8.25%, 4/12/21(13)(14)		139	9,035
8.25%, 5/17/34(13)		58	3,478
			$ 122,796
Mexico — 0.1%
Mexico Government International Bond, 5.00%, 4/27/51		200	$ 176,086
			$ 176,086
Mozambique — 0.1%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(3)(14)		200	$ 140,680
			$ 140,680
Nigeria — 0.2%
Republic of Nigeria, 7.375%, 9/28/33(14)		440	$ 305,030
			$ 305,030
North Macedonia — 0.5%
North Macedonia Government International Bond:
1.625%, 3/10/28(14)	EUR	370	$ 326,170
6.96%, 3/13/27(14)	EUR	345	386,303
			$ 712,473
Oman — 0.4%
Oman Government International Bond:
6.25%, 1/25/31(14)		200	$ 207,492
7.375%, 10/28/32(14)		351	391,347
			$ 598,839
Pakistan — 0.1%
Islamic Republic of Pakistan, 7.375%, 4/8/31(14)		252	$ 86,920
Pakistan Government International Bond, 8.25%, 4/15/24(14)		200	101,614
			$ 188,534

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Panama — 0.3%
Panama Government International Bond, 6.70%, 1/26/36		422	$ 454,875
			$ 454,875
Paraguay — 0.2%
Republic of Paraguay, 4.95%, 4/28/31(14)		259	$ 251,306
			$ 251,306
Peru — 0.3%
Peruvian Government International Bond:
2.783%, 1/23/31		334	$ 290,105
3.30%, 3/11/41		170	131,340
			$ 421,445
Romania — 0.9%
Romania Government International Bond:
2.75%, 2/26/26(14)	EUR	84	$ 87,751
2.75%, 4/14/41(14)	EUR	122	79,801
3.375%, 1/28/50(14)	EUR	258	171,703
4.625%, 4/3/49(14)	EUR	435	359,001
5.00%, 9/27/26(14)	EUR	244	270,436
6.625%, 9/27/29(14)	EUR	235	266,789
			$ 1,235,481
Serbia — 0.3%
Serbia Government International Bond, 2.125%, 12/1/30(14)		605	$ 473,503
			$ 473,503
Sri Lanka — 0.5%
Sri Lanka Government International Bond:
5.75%, 4/18/23(13)(14)		756	$ 256,404
6.20%, 5/11/27(13)(14)		200	67,582
6.75%, 4/18/28(13)(14)		285	96,351
6.85%, 3/14/24(13)(14)		200	68,034
6.85%, 11/3/25(13)(14)		410	146,706
7.55%, 3/28/30(13)(14)		200	67,586
			$ 702,663
Suriname — 1.1%
Republic of Suriname, 9.25%, 10/26/26(13)(14)		2,109	$ 1,514,262
			$ 1,514,262
Security	Principal Amount* (000's omitted)	Value
Ukraine — 0.2%
Ukraine Government International Bond:
0.00%, GDP-Linked, 8/1/41(14)(19)	807	$ 209,939
6.876%, 5/21/31(14)	625	107,742
		$ 317,681
United Arab Emirates — 0.9%
Finance Department Government of Sharjah:
4.375%, 3/10/51(14)	970	$ 677,143
6.50%, 11/23/32(1)	540	561,870
		$ 1,239,013
Uzbekistan — 0.3%
Republic of Uzbekistan:
4.75%, 2/20/24(14)	240	$ 237,050
5.375%, 2/20/29(14)	200	185,504
		$ 422,554
Zambia — 0.2%
Zambia Government International Bond:
5.375%, 9/20/22(13)(14)	200	$ 87,714
8.50%, 4/14/24(13)(14)	200	95,280
8.97%, 7/30/27(13)(14)	340	159,324
		$ 342,318
Total Sovereign Government Bonds (identified cost $21,174,111)		$ 17,771,835

Sovereign Loans — 1.0%
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 1.0%
Government of the United Republic of Tanzania, Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	$1,460	$ 1,384,338
Total Sovereign Loans (identified cost $1,460,000)		$ 1,384,338

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 23.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.609%, (COF + 1.25%), 1/1/35(20)	$267	$ 261,038
5.00%, 30-Year, TBA(21)	2,540	2,527,741
6.00%, 3/1/29	459	470,289
6.15%, 7/20/27	81	81,849
6.50%, 7/1/32	325	336,644
7.00%, 4/1/36	370	390,792
7.50%, 11/17/24	15	15,226
9.00%, 3/1/31	3	3,620
Federal National Mortgage Association:
4.156%, (6 mo. USD LIBOR + 1.54%), 9/1/37(20)	124	124,910
5.00%, with various maturities to 2040	644	658,664
5.50%, 30-Year, TBA(21)	300	302,578
5.50%, with various maturities to 2033	473	485,689
6.00%, 30-Year, TBA(21)	300	305,883
6.00%, 11/1/23	26	25,598
6.333%, (COF + 2.00%), 7/1/32(20)	94	97,210
6.50%, with various maturities to 2036	795	826,339
7.00%, with various maturities to 2037	326	340,233
Government National Mortgage Association:
4.50%, 10/15/47	149	146,722
5.00%, 6/20/52	1,954	1,949,859
5.50%, 30-Year, TBA(21)	10,700	10,774,108
5.50%, with various maturities to 2062	1,111	1,121,064
6.00%, 30-Year, TBA(21)	11,000	11,173,962
6.50%, 30-Year, TBA(21)	800	820,156
7.50%, 8/15/25	22	22,176
8.00%, 3/15/34	261	270,630
9.50%, 7/15/25	0 (22)	315
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $33,895,690)		$ 33,533,295

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(10)(11)	19,735	$ 0
		$ 0
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(10)(11)(12)	793	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 5.7%
Affiliated Fund — 5.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(23)	7,741,740	$ 7,741,740
Total Affiliated Fund (identified cost $7,741,740)		$ 7,741,740

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 5/2/23	$189	$ 188,878
0.00%, 5/30/23(24)	286	285,154
Total U.S. Treasury Obligations (identified cost $473,931)		$ 474,032
Total Short-Term Investments (identified cost $8,215,671)		$ 8,215,772
Total Investments — 130.1% (identified cost $212,657,215)		$186,912,771
Less Unfunded Loan Commitments — (0.0)%(9)		$ (1,073)
Net Investments — 130.1% (identified cost $212,656,142)		$186,911,698
Other Assets, Less Liabilities — (30.1)%		$ (43,268,570)
Net Assets — 100.0%		$143,643,128
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $53,171,106 or 37.0% of the Fund's net assets.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	Step coupon security. Interest rate represents the rate in effect at April 30, 2023.
(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2023.
(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $14,774,128 or 10.3% of the Fund's net assets.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after April 30, 2023, at which time the interest rate will be determined.
(17)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(18)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2023, the total value of unfunded loan commitments is $966. See Note 1F for description.
(19)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(20)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2023.
(21)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(22)	Principal amount is less than $500.
(23)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(24)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	78,028	USD	85,613	6/21/23	$ 607
USD	374,836	EUR	341,629	6/21/23	(2,659)
USD	207,474	EUR	192,929	6/21/23	(5,709)
USD	307,144	EUR	285,611	6/21/23	(8,452)
USD	531,381	EUR	494,129	6/21/23	(14,622)
USD	1,630,479	EUR	1,516,173	6/21/23	(44,866)
					$ (75,701)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,482,910	EUR	1,362,717	Standard Chartered Bank	5/3/23	$ —	$ (18,668)
USD	1,506,998	EUR	1,362,716	Standard Chartered Bank	6/2/23	2,825	—
						$2,825	$(18,668)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(9)	Short	6/8/23	$(1,169,921)	$ (30,371)
Euro-Bund	(2)	Short	6/8/23	(298,747)	(7,781)
Euro-Buxl	(3)	Short	6/8/23	(461,145)	(21,241)
U.S. 5-Year Treasury Note	(20)	Short	6/30/23	(2,194,844)	(21,086)
U.S. 10-Year Treasury Note	(8)	Short	6/21/23	(921,625)	1,909
U.S. Ultra-Long Treasury Bond	(12)	Short	6/21/23	(1,696,875)	(80,072)
					$ (158,642)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 2,518	1.00% (pays quarterly)(1)	2.17%	6/20/28	$(130,512)	$181,334	$ 50,822
Colombia	5,000	1.00% (pays quarterly)(1)	2.93	6/20/28	(419,752)	522,033	102,281

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Croatia	$ 5,000	1.00% (pays quarterly)(1)	0.94%	6/20/28	$ 18,829	$ (6,910)	$ 11,919
Hungary	2,200	1.00% (pays quarterly)(1)	1.69	6/20/28	(66,197)	74,032	7,835
Indonesia	3,000	1.00% (pays quarterly)(1)	0.94	6/20/28	11,369	18,953	30,322
Mexico	1,946	1.00% (pays quarterly)(1)	1.13	6/20/28	(9,055)	36,100	27,045
Peru	2,000	1.00% (pays quarterly)(1)	1.00	6/20/28	2,677	22,792	25,469
Poland	2,500	1.00% (pays quarterly)(1)	0.25	6/20/23	5,554	(1,738)	3,816
Total	$24,164				$ (587,087)	$846,596	$259,509
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Citibank, N.A.	$ 1,050	1.00% (pays quarterly)(1)	2.93%	12/20/31	$ (134,380)	$ 131,484	$ (2,896)
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	0.27	6/20/23	6,672	373	7,045
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	1.74	12/20/31	(35,216)	26,567	(8,649)
Romania	Barclays Bank PLC	4,000	1.00% (pays quarterly)(1)	2.00	6/20/28	(174,898)	218,689	43,791
Total		$8,738				$ (337,822)	$377,113	$39,291
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2023, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $32,902,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $202,840,703)	$ 177,562,419
Affiliated investments, at value (identified cost $9,815,439)	9,349,279
Cash	1,318,654
Deposits for derivatives collateral:
Futures contracts	207,045
Centrally cleared derivatives	4,313,320
OTC derivatives - swap contracts	162,000
Foreign currency, at value (identified cost $1,083,035)	1,087,690
Interest receivable	1,429,840
Interest and dividends receivable from affiliated investments	35,220
Receivable for investments sold	57,461
Receivable for variation margin on open centrally cleared derivatives	41,395
Receivable for open forward foreign currency exchange contracts	2,825
Receivable for open swap contracts	50,836
Prepaid upfront fees on notes payable	32,659
Prepaid expenses and other assets	8,255
Total assets	$195,658,898
Liabilities
Notes payable	$ 27,000,000
Payable for investments purchased	478,756
Payable for when-issued/delayed delivery/forward commitment securities	23,371,499
Payable for variation margin on open futures contracts	52,134
Payable for open forward foreign currency exchange contracts	18,668
Payable for open swap contracts	11,545
Upfront receipts on open non-centrally cleared swap contracts	377,113
Payable to affiliates:
Investment adviser fee	144,334
Trustees' fees	998
Accrued expenses	560,723
Total liabilities	$ 52,015,770
Net Assets	$143,643,128
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 134,427
Additional paid-in capital	194,406,911
Accumulated loss	(50,898,210)
Net Assets	$143,643,128
Common Shares Issued and Outstanding	13,442,697
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 10.69

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income	$ 3,294
Dividend income from affiliated investments	153,697
Interest and other income	6,618,867
Interest income from affiliated investments	45,426
Total investment income	$ 6,821,284
Expenses
Investment adviser fee	$ 770,568
Trustees’ fees and expenses	5,590
Custodian fee	83,565
Transfer and dividend disbursing agent fees	8,989
Legal and accounting services	76,779
Printing and postage	58,014
Interest expense and fees	889,900
Miscellaneous	17,790
Total expenses	$ 1,911,195
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 5,974
Total expense reductions	$ 5,974
Net expenses	$ 1,905,221
Net investment income	$ 4,916,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (885,064)
Futures contracts	931,654
Swap contracts	706,735
Foreign currency transactions	150,069
Forward foreign currency exchange contracts	(320,718)
Net realized gain	$ 582,676
Change in unrealized appreciation (depreciation):
Investments	$ 5,092,905
Investments - affiliated investments	(84,947)
Futures contracts	(1,148,303)
Swap contracts	437,937
Foreign currency	71,703
Forward foreign currency exchange contracts	(112,498)
Net change in unrealized appreciation (depreciation)	$ 4,256,797
Net realized and unrealized gain	$ 4,839,473
Net increase in net assets from operations	$ 9,755,536

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,916,063	$ 7,502,830
Net realized gain (loss)	582,676	(10,891,448)
Net change in unrealized appreciation (depreciation)	4,256,797	(18,552,322)
Net increase (decrease) in net assets from operations	$ 9,755,536	$ (21,940,940)
Distributions to shareholders	$ (7,034,252)*	$ (8,946,641)
Tax return of capital to shareholders	$ —	$ (7,133,373)
Capital share transactions:
Reinvestment of distributions	$ 38,345	$ 253,334
Net increase in net assets from capital share transactions	$ 38,345	$ 253,334
Net increase (decrease) in net assets	$ 2,759,629	$ (37,767,620)
Net Assets
At beginning of period	$ 140,883,499	$ 178,651,119
At end of period	$143,643,128	$140,883,499
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2023
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 9,755,536
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(218,214,900)
Investments sold and principal repayments	226,121,731
Increase in short-term investments, net	(2,006,322)
Net amortization/accretion of premium (discount)	271,655
Amortization of prepaid upfront fees on notes payable	20,314
Increase in interest receivable	(43,483)
Increase in interest and dividends receivable from affiliated investments	(10,559)
Decrease in receivable for variation margin on open futures contracts	74,179
Increase in receivable for variation margin on open centrally cleared derivatives	(41,395)
Increase in receivable for open forward foreign currency exchange contracts	(2,716)
Increase in receivable for open swap contracts	(3,628)
Decrease in receivable for closed swap contracts	100,384
Decrease in receivable from the transfer agent	37,822
Increase in prepaid expenses and other assets	(4,387)
Decrease in payable for variation margin on open centrally cleared derivatives	(38,094)
Increase in payable for variation margin on open futures contracts	52,134
Increase in payable for open forward foreign currency exchange contracts	8,449
Decrease in payable for open swap contracts	(49,837)
Decrease in upfront receipts on open non-centrally cleared swap contracts	(276,946)
Increase in payable to affiliate for investment adviser fee	1,060
Decrease in payable to affiliate for Trustees' fees	(400)
Increase in accrued expenses	192,971
Decrease in unfunded loan commitments	(61,226)
Net change in unrealized appreciation (depreciation) from investments	(5,007,958)
Net realized loss from investments	885,064
Net cash provided by operating activities	$ 11,759,448
Cash Flows From Financing Activities
Cash distributions paid	$ (6,995,907)
Repayments of notes payable	(5,000,000)
Payment of prepaid upfront fees on notes payable	(37,500)
Net cash used in financing activities	$ (12,033,407)
Net decrease in cash and restricted cash*	$ (273,959)
Cash and restricted cash at beginning of period (including foreign currency)	$ 7,362,668
Cash and restricted cash at end of period (including foreign currency)	$ 7,088,709
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 38,345
Cash paid for interest and fees on borrowings	712,704
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $10,454.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2023
Cash	$ 1,318,654
Deposits for derivatives collateral:
Futures contracts	207,045
Centrally cleared derivatives	4,313,320
OTC derivatives - swap contracts	162,000
Foreign currency	1,087,690
Total cash and restricted cash as shown on the Statement of Cash Flows	$7,088,709

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.480	$ 13.310	$ 13.230	$ 14.520	$ 14.750	$ 15.310
Income (Loss) From Operations
Net investment income(1)	$ 0.366	$ 0.559	$ 0.708	$ 0.486	$ 0.731	$ 0.688
Net realized and unrealized gain (loss)	0.367	(2.191)	0.428	(0.871)	(0.121)	(0.399)
Total income (loss) from operations	$ 0.733	$ (1.632)	$ 1.136	$ (0.385)	$ 0.610	$ 0.289
Less Distributions
From net investment income	$ (0.523)*	$ (0.667)	$ (0.602)	$ (0.764)	$ (0.840)	$ (0.849)
Tax return of capital	—	(0.531)	(0.490)	(0.141)	—	—
Total distributions	$ (0.523)	$ (1.198)	$ (1.092)	$ (0.905)	$ (0.840)	$ (0.849)
Discount on tender offer(1)	$ —	$ —	$ 0.036	$ —	$ —	$ —
Net asset value — End of period	$ 10.690	$ 10.480	$ 13.310	$ 13.230	$ 14.520	$ 14.750
Market value — End of period	$ 9.900	$ 10.640	$ 13.530	$ 11.850	$ 13.210	$ 12.700
Total Investment Return on Net Asset Value(2)	7.23% (3)	(12.67)%	9.29%	(1.80)%	4.93%	2.56%
Total Investment Return on Market Value(2)	(2.19)% (3)	(12.71)%	23.94%	(3.32)%	10.87%	(4.63)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$143,643	$140,883	$178,651	$236,628	$259,649	$263,711
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41% (4)(5)	1.47% (5)	1.35%	1.48%	1.41%	1.43%
Interest and fee expense(6)	1.24% (4)	0.75%	0.28%	0.57%	1.14%	0.93%
Total expenses	2.65% (4)(5)	2.22% (5)	1.63%	2.05%	2.55%	2.36%
Net investment income	6.84% (4)	4.70%	5.16%	3.59%	4.97%	4.57%
Portfolio Turnover	121% (3)(7)	182% (7)	76% (7)	47%	46%	32%
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 27,000	$ 32,000	$ 43,000	$ 55,000	$ 85,000	$ 76,000
Asset coverage per $1,000 of notes payable(8)	$ 6,320	$ 5,403	$ 5,155	$ 5,302	$ 4,055	$ 4,470
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and year ended October 31, 2022).
(6)	Interest and fee expense relates to borrowings for the purpose of financial leverage (see Note 7).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
(8)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities.Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2023, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the  Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

K  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
N  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund intends to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains. In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component. For the six months ended April 30, 2023, the amount of distributions estimated to be a tax return of capital was approximately $1,581,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At October 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $22,492,803 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2022, $10,483,258 are short-term and $12,009,545 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 213,480,427
Gross unrealized appreciation	$ 2,978,533
Gross unrealized depreciation	(29,498,648)
Net unrealized depreciation	$ (26,520,115)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total leveraged assets, subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent the value of all assets of the Fund (including assets acquired with financial leverage), plus the notional value of long and short forward foreign currency contracts and futures contracts and swaps based upon foreign currencies, issuers or markets held by the Fund, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility/commercial paper program or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked-to-market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations in a given country denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.
The investment advisory agreement provides that if investment leverage exceeds 40% of the Fund's total leveraged assets, EVM shall not be entitled to receive the above described compensation with respect to total leveraged assets in excess of this amount. As of April 30, 2023, the Fund's investment leverage was 32% of its total leveraged assets. For the six months ended April 30, 2023, the investment adviser fee amounted to $770,568 or 0.75% (annualized) of the Fund’s average daily total leveraged assets and 1.07% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $5,974 relating to the Fund’s investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM's organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 15,764,051	$ 20,495,049
U.S. Government and Agency Securities	203,241,576	204,348,778
	$219,005,627	$224,843,827
5  Common Shares of Beneficial Interest
Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended April 30, 2023 and the year ended October 31, 2022 were 3,567 and 21,555, respectively.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2023 and the year ended October 31, 2022.
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Portfolio of Investments. At April 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $363,162. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $334,428 at April 30, 2023.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ 38,429*	$ 607*	$ 1,909*	$ 40,945
Receivable for open forward foreign currency exchange contracts	—	2,825	—	2,825
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	6,672	—	—	6,672
Total Asset Derivatives	$ 45,101	$ 3,432	$ 1,909	$ 50,442
Derivatives not subject to master netting or similar agreements	$ 38,429	$ 607	$ 1,909	$ 40,945
Total Asset Derivatives subject to master netting or similar agreements	$ 6,672	$ 2,825	$ —	$ 9,497
Accumulated loss	$ (625,516)*	$ (76,308)*	$ (160,551)*	$ (862,375)
Payable for open forward foreign currency exchange contracts	—	(18,668)	—	(18,668)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(344,494)	—	—	(344,494)
Total Liability Derivatives	$(970,010)	$(94,976)	$(160,551)	$(1,225,537)
Derivatives not subject to master netting or similar agreements	$(625,516)	$(76,308)	$(160,551)	$ (862,375)
Total Liability Derivatives subject to master netting or similar agreements	$(344,494)	$(18,668)	$ —	$ (363,162)
*	For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 6,672	$ —	$ —	$ —	$ 6,672
Standard Chartered Bank	2,825	(2,825)	—	—	—
	$9,497	$(2,825)	$ —	$ —	$6,672

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$ (174,898)	$ —	$ 172,428	$ —	$ (2,470)
Citibank, N.A.	(169,596)	—	—	162,000	(7,596)
Standard Chartered Bank	(18,668)	2,825	—	—	(15,843)
	$(363,162)	$2,825	$172,428	$162,000	$(25,909)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ 931,654	$ 931,654
Swap contracts	706,735	—	—	706,735
Forward foreign currency exchange contracts	—	(320,718)	—	(320,718)
Total	$706,735	$(320,718)	$ 931,654	$ 1,317,671
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$ (1,148,303)	$(1,148,303)
Swap contracts	437,937	—	—	437,937
Forward foreign currency exchange contracts	—	(112,498)	—	(112,498)
Total	$437,937	$(112,498)	$(1,148,303)	$ (822,864)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$48,000	$13,519,000	$5,977,000	$34,583,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

7  Credit Agreement
The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $75 million ($85 million prior to March 14, 2023) pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through March 12, 2024, the Fund pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 14, 2023, the Fund paid an upfront fee of $37,500, which is being amortized to interest expense through March 12, 2024. The unamortized balance at April 30, 2023 is approximately $33,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. Also included in interest expense is $15,473 of amortization of previously paid upfront fees related to the period from November 1, 2022 through March 14, 2023 when the Agreement was renewed. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2023, the Fund had borrowings outstanding under the Agreement of $27,000,000 at an annual interest rate of 5.85%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2023 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2023. For the six months ended April 30, 2023, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $ 29,011,050 and 5.58%, respectively.
8  Affiliated Investments
At April 30, 2023, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $9,349,279, which represents 6.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.458%, 6/15/47	$ —	$ 218,550	$ —	$ —	$ 8,242	$ 226,956	$ 2,206	$ 240,000
Series 2016-C29, Class D, 3.00%, 5/15/49	755,772	—	—	—	(49,866)	708,780	17,874	1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	181,046	—	—	—	(17,604)	164,233	5,035	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	529,537	—	—	—	(25,719)	507,570	20,311	1,000,000
Short-Term Investments
Liquidity Fund	5,734,874	31,379,332	(29,372,466)	—	—	7,741,740	153,697	7,741,740
Total				$ —	$(84,947)	$9,349,279	$199,123
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 24,313,736	$ —	$ 24,313,736
Collateralized Mortgage Obligations	—	12,886,412	—	12,886,412
Commercial Mortgage-Backed Securities	—	13,546,304	—	13,546,304
Common Stocks	68,951	59,470	43,959	172,380
Corporate Bonds	—	19,178,079	—	19,178,079
Preferred Stocks	—	155,120	—	155,120
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	55,664,991	89,436	55,754,427
Sovereign Government Bonds	—	17,771,835	—	17,771,835
Sovereign Loans	—	1,384,338	—	1,384,338
U.S. Government Agency Mortgage-Backed Securities	—	33,533,295	—	33,533,295
Warrants	—	0	0	0
Short-Term Investments:
Affiliated Fund	7,741,740	—	—	7,741,740
U.S. Treasury Obligations	—	474,032	—	474,032
Total Investments	$ 7,810,691	$ 178,967,612	$ 133,395	$ 186,911,698
Forward Foreign Currency Exchange Contracts	$ —	$ 3,432	$ —	$ 3,432
Futures Contracts	1,909	—	—	1,909
Swap Contracts	—	45,101	—	45,101
Total	$ 7,812,600	$ 179,016,145	$ 133,395	$ 186,962,140
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (94,976)	$ —	$ (94,976)
Futures Contracts	(160,551)	—	—	(160,551)
Swap Contracts	—	(970,010)	—	(970,010)
Total	$ (160,551)	$ (1,064,986)	$ —	$ (1,225,537)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
LIBOR Transition Risk
Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 9, 2023. The following action was taken by the shareholders:
Proposal 1: The election of Mark R. Fetting, Valerie A. Mosley, Marcus L. Smith and Nancy A. Wiser as Class III Trustees of the Fund for a three-year term expiring in 2026.
	Number of Shares
Nominees for Trustee	For	Withheld
Mark R. Fetting	9,077,988	200,634
Valerie A. Mosley	9,004,784	273,838
Marcus L. Smith	9,076,142	202,480
Nancy A. Wiser	8,947,962	330,660

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser(1)
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(2)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Mr. Bowser began serving as Trustee effective January 4, 2023.
(2)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7741    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 23, 2023